Income taxes - Reconciliation of effective tax rate (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of effective tax rate
Income (loss) before income taxes	$ (39,171,899)	$ 42,801,816
Income tax rates	26.50%	26.50%
Income tax expense (recovery) at the combined basic Federal and Provincial tax rates	$ (10,380,553)	$ 11,342,481
Permanent differences	(5,079,805)	5,072,219
Tax rate changes	8,334	37,443
Prior year adjustment	60,533	835,787
Recognition of previously unrecognized tax assets		(170,082)
Change in unrecognized deductible temporary differences	4,511,349	(5,939,998)
Other	(19,428)
Income tax expense (recovery)	$ (739,960)	$ 1,033,412
Applicable statutory tax rates	26.50%	26.50%